Related party transactions and balances Additional (Details Narrative)	1 Months Ended		3 Months Ended			6 Months Ended		8 Months Ended		12 Months Ended
	Jan. 31, 2019 USD ($)	Jan. 31, 2019 EUR (€)	Mar. 31, 2020 USD ($) shares	Mar. 31, 2020 EUR (€) shares	Mar. 31, 2019 USD ($)	Jul. 05, 2019 $ / shares shares	Jul. 01, 2019 $ / shares shares	Sep. 04, 2019 USD ($) $ / shares shares	Aug. 29, 2019 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 USD ($) shares	Mar. 31, 2020 EUR (€) shares	Nov. 11, 2019 $ / shares	Sep. 30, 2016 USD ($)	Sep. 30, 2016 EUR (€)
Stock Options available			834,062									1,150,000	834,062
Per share | $ / shares										$ 2.85				$ 2.80
Stock based compensation | $										$ 201,106
Common stock issued to settle liabilities | $										1,009,981
Common stock issued to settle deferred purchase consideration | $			$ 842,432		$ 196,783							$ 5,587,675
Total payments			$ 19,942										€ 18,076		$ 11,000	€ 9,760
Virtual Generation bonus earnout | $										$ (561,351)
Chief Excutive Officer [Member]
Stock option term						10 years			10 years
Stock Options available						39,375			25,000
Per share | $ / shares						$ 2.96		$ 4.00	$ 2.8
Stock based compensation | $								$ 500,000
Stock based compensation, shares								125,000
Gold Street Capital Corp. [Member]
Common stock issued to settle liabilities, shares								15,196
Common stock issued to settle liabilities | $								$ 48,508
Luca Pasquini [Member]
Stock option term									10 years
Stock Options available									25,000
Per share | $ / shares									$ 2.80
Purchase price	$ 4,576,352	€ 4,000,000
Issuance of common stock, shares			76,059	76,059						26,547	26,547
Common stock issued to settle deferred purchase consideration	300,000		$ 241,313	€ 215,800
Purchase price paid in cash	915,270	800,000	$ 162,639	€ 145,600
Payments on Loan | $	500,000
Total payments | $	800,000
Virtual Generation bonus earnout	561,351	500,000								$ 112,270	€ 100,000
Gabriele Peroni [Member]
Stock option term									10 years
Stock Options available									25,000
Per share | $ / shares									$ 2.80
Purchase price	4,576,352	4,000,000
Issuance of common stock, shares										76,059	76,059
Common stock issued to settle deferred purchase consideration	300,000									$ 241,313	€ 215,800
Purchase price paid in cash	915,270	800,000								209,107	187,200
Payments on Loan | $	500,000									187,720
Virtual Generation bonus earnout	$ 561,351	€ 500,000								$ 112,270	€ 100,000
Franco Salvagni [Member]
Stock option term									10 years
Stock Options available									25,000
Per share | $ / shares									$ 2.80
Beniamino Gianfelici [Member]
Stock option term									10 years
Stock Options available									25,000
Per share | $ / shares									$ 2.80
Mark Korb[Member]
Stock option term							7 years
Stock Options available							25,000
Per share | $ / shares							$ 2.72
Paul Sallwasser[Member]
Stock option term						10 years
Stock Options available						20,625
Per share | $ / shares						$ 2.96
Steven Sallwasser[Member]
Stock option term						10 years
Stock Options available						10,313
Per share | $ / shares						$ 2.96